OPERATING LEASE- Additional information (Details) - Previous Lease Standard ("ASC 840") [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	3 years
Operaitng lease costs	¥ 19,135
Operating lease expense minimum rentals		¥ 17,522	¥ 9,133
Variable lease cost	¥ 0
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	5 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 year